Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2019
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

7.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Interest expense	18,135	18,295	36,998	35,016
Less: Interest capitalized	(300)	(21)	(468)	(21)

Interest expense, net	17,835	18,274	36,530	34,995
Bunkers swap cash settlements	401	(2,149)	668	(3,560)
Amortization of loan fees	1,070	1,262	2,140	2,074
Bank charges	62	377	149	379
Change in fair value of non-hedging financial instruments	1,894	(2,981)	(632)	(1,160)

Net total	21,262	14,783	38,855	32,728

At June 30, 2019, the Company was committed to five floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $282,113, maturing from July 2020 through October 2027, on which it pays fixed rates averaging 3.08% and receives floating rates based on the six-month LIBOR (Note 12).

At June 30, 2019 and December 31, 2018, four interest rate swap agreements were designated and qualified as cash flow hedges, in order to hedge the Company’s exposure to interest rate fluctuations. The fair value of such financial instruments as of June 30, 2019 and December 31, 2018, in aggregate amounted to $14,566 (negative) and $5,000 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2019, that is estimated to be reclassified into earnings within the next twelve months to June 30, 2019 is $1,350.

At June 30, 2019 and December 31, 2018, the Company held one interest rate swap that did not meet hedge accounting criteria. The fair value of the financial instrument as of June 30, 2019 and December 31, 2018, amounted to $182 (negative) and $39 (negative), respectively. As such, the change in its fair value during the first half of 2019 has been included in Change in fair value of non-hedging financial instruments and amounted to a loss of $143.

At June 30, 2019 and December 31, 2018, the Company held three call option agreements to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The value of the call options at June 30, 2019 and December 31, 2018, was $251 (positive) and $350 (positive), respectively. During the first half of 2019, the payments amounted to $668. The changes in fair values during the first half of 2019 and 2018 amounting to $99 (negative) and $106 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

At June 30, 2019 and December 31, 2018, the Company held twenty-five and nineteen bunker swap agreements, respectively, to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of these instruments at June 30, 2019 and December 31, 2018, was $3,099 (negative) and $3,972 (negative), respectively. The change in the fair value in the first half of 2019 and 2018 was $874 (positive) and $358 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

During the first half of 2018, the Company held three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by the vessel Ulysses. The fair values of these financial instruments as of June 30, 2018 were $3,960 (positive). The change in the fair value in the first half of 2018 was $696 (positive) and has been included in Change in fair value of non-hedging financial instruments in the table above. In November 2018, the Company entered into early termination of the three bunker swap agreements.